UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04809

LIBERTY ALL-STAR EQUITY FUND

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Tané T. Tyler, Esq.

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: January 1 – March 31, 2013

Item 1 – Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (97.51%)
CONSUMER DISCRETIONARY (12.21%)
Auto Components (1.89%)
Delphi Automotive PLC	158,925	$7,056,270
Johnson Controls, Inc.	273,338	9,585,964
Magna International, Inc.	63,255	3,713,068

		20,355,302

Diversified Consumer Services (0.58%)
Apollo Group, Inc., Class A(a)	362,856	6,310,066

Hotels, Restaurants & Leisure (2.06%)
Carnival Corp.	118,450	4,062,835
Marriott International, Inc., Class A	194,306	8,205,542
Orient-Express Hotels Ltd., Class A(a)	165,222	1,629,089
Starbucks Corp.	145,600	8,293,376

		22,190,842

Household Durables (2.18%)
NVR, Inc.(a)	11,230	12,129,636
Toll Brothers, Inc.(a)	334,826	11,464,442

		23,594,078

Internet & Catalog Retail (1.44%)
Amazon.com, Inc.(a)	35,784	9,536,078
priceline.com, Inc.(a)	8,775	6,036,586

		15,572,664

Media (1.34%)
Comcast Corp., Class A	49,880	2,095,459
Comcast Corp., Special Class A	19,944	790,181
Omnicom Group, Inc.	140,000	8,246,000
The Walt Disney Co.	59,372	3,372,330

		14,503,970

Multi-Line Retail (0.20%)
Dollar General Corp.(a)	41,990	2,123,854

Specialty Retail (1.51%)
Dick’s Sporting Goods, Inc.	82,616	3,907,737
Staples, Inc.	646,750	8,685,852
Tiffany & Co.	15,770	1,096,646
The TJX Cos., Inc.	56,425	2,637,869

		16,328,104

Textiles, Apparel & Luxury Goods (1.01%)
Burberry Group PLC(b)	64,627	2,606,407
Hugo Boss AG(a)(b)	22,166	494,302
NIKE, Inc., Class B	76,573	4,518,572
Ralph Lauren Corp.	19,293	3,266,498

		10,885,779

CONSUMER STAPLES (5.81%)
Beverages (1.85%)
The Coca-Cola Company	136,471	5,518,887
Diageo PLC(b)	48,987	6,164,524
Molson Coors Brewing Co., Class B	91,025	4,453,854
PepsiCo, Inc.	48,000	3,797,280

		19,934,545

Food & Staples Retailing (1.01%)
Costco Wholesale Corp.	61,664	6,543,167
CVS Caremark Corp.	80,000	4,399,200

		10,942,367

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Food Products (1.72%)
Archer-Daniels-Midland Co.	210,000	$7,083,300
Kellogg Co.	48,000	3,092,640
Mead Johnson Nutrition Co.	75,000	5,808,750
Mondelez International, Inc., Class A	85,943	2,630,715

		18,615,405

Household Products (0.66%)
The Procter & Gamble Co.	92,500	7,128,050

Tobacco (0.57%)
Philip Morris International, Inc.	65,885	6,108,198

ENERGY (14.41%)
Energy Equipment & Services (4.74%)
Baker Hughes, Inc.	142,025	6,591,380
National-Oilwell Varco, Inc.	50,600	3,579,950
Oceaneering International, Inc.	101,700	6,753,897
Schlumberger Ltd.	253,208	18,962,747
Tidewater, Inc.	143,000	7,221,500
Weatherford International Ltd.(a)	665,748	8,082,181

		51,191,655

Oil, Gas & Consumable Fuels (9.67%)
Anadarko Petroleum Corp.	43,330	3,789,209
Arch Coal, Inc.	1,398,480	7,593,746
BP PLC(b)	223,451	9,463,150
Chesapeake Energy Corp.	580,471	11,847,413
Chevron Corp.	61,000	7,248,020
Cobalt International Energy, Inc.(a)	257,430	7,259,526
ConocoPhillips	103,000	6,190,300
CONSOL Energy, Inc.	68,025	2,289,041
Devon Energy Corp.	243,583	13,742,953
Exxon Mobil Corp.	44,775	4,034,675
Occidental Petroleum Corp.	106,000	8,307,220
Peabody Energy Corp.	415,330	8,784,230
Royal Dutch Shell PLC(b)	130,762	8,520,452
WPX Energy, Inc.(a)	339,770	5,443,115

		104,513,050

FINANCIALS (23.52%)
Capital Markets (5.44%)
The Charles Schwab Corp.	658,300	11,645,327
Franklin Resources, Inc.	32,825	4,950,338
The Goldman Sachs Group, Inc.	37,450	5,510,767
Invesco Ltd.	193,325	5,598,692
Morgan Stanley	437,060	9,606,579
State Street Corp.	269,175	15,905,551
UBS AG	359,525	5,533,090

		58,750,344

Commercial Banks (4.26%)
BB&T Corp.	200,700	6,299,973
Huntington Bancshares, Inc.	334,911	2,474,992
KeyCorp	250,685	2,496,823
PNC Financial Services Group, Inc.	69,119	4,596,413
Regions Financial Corp.	737,768	6,042,320
SunTrust Banks, Inc.	506,413	14,589,759
Wells Fargo & Co.	255,925	9,466,666

		45,966,946

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Consumer Finance (1.09%)
American Express Co.	103,500	$6,982,110
Capital One Financial Corp.	87,802	4,824,720

		11,806,830

Diversified Financial Services (5.31%)
Bank of America Corp.	998,746	12,164,726
Citigroup, Inc.	428,904	18,974,713
JPMorgan Chase & Co.	552,370	26,215,480

		57,354,919

Insurance (7.05%)
ACE Ltd.	198,910	17,697,023
The Allstate Corp.	234,700	11,516,729
American International Group, Inc.(a)	237,055	9,202,475
Assured Guaranty Ltd.	266,519	5,492,956
Axis Capital Holdings Ltd.	262,835	10,939,193
Genworth Financial, Inc., Class A(a)	209,959	2,099,590
MetLife, Inc.	364,850	13,871,597
Willis Group Holdings PLC	77,800	3,072,322
WR Berkley Corp.	51,556	2,287,540

		76,179,425

Real Estate Investment Trusts (0.37%)
Camden Property Trust	57,977	3,981,860

HEALTH CARE (9.39%)
Biotechnology (0.15%)
Celgene Corp.(a)	14,032	1,626,449

Health Care Equipment & Supplies (2.66%)
Becton, Dickinson and Co.	75,650	7,232,897
Edwards Lifesciences Corp.(a)	55,584	4,566,781
Hologic, Inc.(a)	206,564	4,668,346
Intuitive Surgical, Inc.(a)	9,000	4,420,710
Zimmer Holdings, Inc.	105,000	7,898,100

		28,786,834

Health Care Providers & Services (2.24%)
Aetna, Inc.	31,075	1,588,554
Brookdale Senior Living, Inc.(a)	268,582	7,488,066
Express Scripts, Holding Co.(a)	74,624	4,302,074
Laboratory Corp. of America Holdings(a)	47,850	4,316,070
WellPoint, Inc.	98,487	6,522,794

		24,217,558

Health Care Technology (0.67%)
Cerner Corp.(a)	75,864	7,188,114

Life Sciences Tools & Services (0.86%)
Life Technologies Corp.(a)	75,700	4,892,491
Thermo Fisher Scientific, Inc.	57,000	4,359,930

		9,252,421

Pharmaceuticals (2.81%)
Abbott Laboratories	97,525	3,444,583
Allergan, Inc.	75,100	8,383,413
Johnson & Johnson	88,500	7,215,405
Teva Pharmaceutical Industries Ltd.(b)	284,954	11,306,975

		30,350,376

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
INDUSTRIALS (7.09%)
Aerospace & Defense (2.14%)
The Boeing Co.	34,125	$2,929,631
L-3 Communications Holdings, Inc.	76,175	6,164,081
Northrop Grumman Corp.	72,650	5,096,398
Precision Castparts Corp.	36,100	6,845,282
Textron, Inc.	68,241	2,034,264

		23,069,656

Airlines (0.30%)
US Airways Group, Inc.(a)	193,990	3,292,010

Building Products (0.41%)
Masco Corp.	218,425	4,423,106

Construction & Engineering (0.51%)
Fluor Corp.	83,054	5,508,972

Electrical Equipment (0.80%)
Emerson Electric Co.	120,000	6,704,400
Rockwell Automation, Inc.	23,001	1,986,137

		8,690,537

Machinery (0.89%)
Joy Global, Inc.	70,169	4,176,459
Navistar International Corp.(a)	157,111	5,431,327

		9,607,786

Professional Services (0.62%)
Verisk Analytics, Inc., Class A(a)	109,600	6,754,648

Road & Rail (0.54%)
CSX Corp.	235,578	5,802,286

Trading Companies & Distributors (0.68%)
Fastenal Co.	143,397	7,363,436

Transportation Infrastructure (0.20%)
Aegean Marine Petroleum Network, Inc.	314,925	2,113,147

INFORMATION TECHNOLOGY (20.39%)
Communications Equipment (3.34%)
Cisco Systems, Inc.	420,987	8,802,838
Harris Corp.	79,200	3,670,128
QUALCOMM, Inc.	352,074	23,571,354

		36,044,320

Computers & Peripherals (4.35%)
Apple, Inc.	27,700	12,260,851
Dell, Inc.	940,537	13,477,895
Hewlett-Packard Co.	571,025	13,613,236
NetApp, Inc.(a)	147,663	5,044,168
Stratasys Ltd.(a)	35,673	2,647,650

		47,043,800

Electronic Equipment & Instruments (1.96%)
Corning, Inc.	500,000	6,665,000
TE Connectivity Ltd.	346,775	14,540,276

		21,205,276

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Internet Software & Services (3.68%)
eBay, Inc.(a)	32,979	$1,788,121
Equinix, Inc.(a)	32,200	6,965,182
Google, Inc., Class A(a)	30,748	24,414,835
LinkedIn Corp., Class A(a)	37,100	6,531,826

		39,699,964

IT Services (2.52%)
Cognizant Technology Solutions Corp., Class A(a)	75,600	5,791,716
Visa, Inc., Class A	85,765	14,566,328
The Western Union Co.	457,963	6,887,763

		27,245,807

Semiconductors & Semiconductor Equipment (1.05%)
Altera Corp.	114,804	4,072,098
ARM Holdings PLC(b)	155,000	6,567,350
MEMC Electronic Materials, Inc.(a)	151,092	664,805

		11,304,253

Software (3.49%)
Citrix Systems, Inc.(a)	36,128	2,606,996
Microsoft Corp.	443,600	12,691,396
Oracle Corp.	178,675	5,778,350
Salesforce.com, Inc.(a)	69,447	12,419,207
VMware, Inc., Class A(a)	53,300	4,204,304

		37,700,253

MATERIALS (2.49%)
Chemicals (1.61%)
The Mosaic Co.	85,269	5,082,885
PPG Industries, Inc.	17,825	2,387,480
Praxair, Inc.	55,200	6,157,008
The Sherwin-Williams Co.	22,221	3,752,905

		17,380,278

Metals & Mining (0.88%)
Freeport-McMoRan Copper & Gold, Inc.	140,808	4,660,745
Silver Wheaton Corp.	155,600	4,878,060

		9,538,805

TELECOMMUNICATION SERVICES (1.22%)
Wireless Telecommunication Services (1.22%)
American Tower Corp.	129,360	9,950,371
Vodafone Group PLC(b)	112,500	3,196,125

		13,146,496

UTILITIES (0.98%)
Electric Utilities (0.57%)
Entergy Corp.	80,975	5,120,859
FirstEnergy Corp.	24,409	1,030,060

		6,150,919

Independent Power Producers & Energy Traders (0.41%)
NRG Energy, Inc.	167,173	4,428,413

TOTAL COMMON STOCKS (COST OF $943,096,404)		1,053,274,173

	PAR VALUE	MARKET VALUE
SHORT TERM INVESTMENT (2.43%)
REPURCHASE AGREEMENT (2.43%)

Repurchase agreement with State Street Bank & Trust Co., dated 03/28/13, due 04/01/13 at 0.01%, collateralized by Federal National Mortgage Association 3.05%, 01/01/42, market value of $26,737,838 (Repurchase proceeds of $26,201,029)

(COST OF $26,201,000)	$26,201,000	$26,201,000

TOTAL INVESTMENTS (99.94%) (COST OF $969,297,404)(c)		1,079,475,173
OTHER ASSETS IN EXCESS OF LIABILITIES (0.06%)		664,105

NET ASSETS (100.00%)		$1,080,139,278

NET ASSET VALUE PER SHARE (186,370,843 SHARES OUTSTANDING)		$5.80

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Cost of investments for federal income tax purposes is $979,175,647.

Gross unrealized appreciation and depreciation at March 31, 2013 based on cost of investments for federal income tax purposes is as follows:

Gross unrealized appreciation	$196,620,390
Gross unrealized depreciation	(96,320,864)

Net unrealized appreciation	$100,299,526

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Schedule of Investments.

LIBERTY ALL STAR EQUITY FUND

Notes to Schedule of investments

March 30, 2013 (unaudited)

Security Valuation

Equity securities including common stocks and exchange traded funds are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) exchange, which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing in more than 60 days for which market quotations are readily available are valued at current market value. Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Board.

Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers. For the period ended March 31, 2013, the Fund only held American Depositary Receipts and did not hold any securities denominated in foreign currencies.

Security Transactions

Security transactions are recorded on trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund engages in repurchase agreement transactions with institutions that the Fund’s investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Once the REIT reports annually the tax character of its distributions, the Fund revises its estimates. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013. The Fund recognizes transfers between the levels as of the beginning of the annual period in which the transfer occurred.

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$1,053,274,173	$–	$–	$1,053,274,173
Short Term Investment	–	26,201,000	–	26,201,000

Total	$1,053,274,173	$26,201,000	$–	$1,079,475,173

*See Schedule of Investments for industry classification.

For the period ended March 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value during the period.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Directors and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Item 2 - Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIBERTY ALL-STAR EQUITY FUND

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	May 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	May 23, 2013

By:	/s/ Kimberly Storms
Kimberly Storms
Treasurer (principal financial officer)

Date:	May 23, 2013